Amplify Online Retail ETF
Schedule of Investments
January 31, 2021 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.9%
Marketplace - 31.2%
Alibaba Group Holding Ltd. - ADR (a)	39,186	$9,946,582
BigCommerce Holdings, Inc. (a) (b)	366,571	29,303,686
Copart, Inc. (a)	249,742	27,409,185
Dada Nexus Ltd. - ADR (a) (b)	340,998	14,096,857
Delivery Hero SE (a) (c)	92,921	14,151,894
Etsy, Inc. (a)	222,358	44,269,254
Fiverr International Ltd. (a)	72,699	15,013,071
Groupon, Inc. (a)	1,413,212	48,289,454
Grubhub, Inc. (a)	391,819	29,492,216
Jumia Technologies AG - ADR (a) (b)	656,949	37,807,415
Just Eat Takeaway.com NV (a) (c)	99,264	11,393,261
KE Holdings, Inc. - ADR (a)	153,685	9,082,784
Lyft, Inc. - Class A (a)	1,037,604	46,131,874
MercadoLibre, Inc. (a)	8,786	15,634,775
PayPal Holdings, Inc. (a)	155,940	36,538,301
Pinduoduo, Inc. - ADR (a)	105,030	17,404,521
Rakuten, Inc. (a)	1,171,500	11,508,650
Shopify, Inc. - Class A (a)	11,630	12,776,602
The RealReal, Inc. (a)	2,183,760	51,711,437
Uber Technologies, Inc. (a)	739,039	37,639,256
		519,601,075
Traditional Retail - 59.8%
1-800-Flowers.com, Inc. - Class A (a)	1,461,528	44,912,755
Amazon.com, Inc. (a)	9,322	29,888,196
AO World PLC (a)	2,312,713	9,886,503
ASKUL Corp.	309,900	10,946,871
ASOS PLC (a)	187,986	11,523,592
Carvana Co. (a)	150,520	39,314,319
Chegg, Inc. (a)	395,465	37,671,996
Chewy, Inc. - Class A (a) (b)	451,711	45,993,214
Cimpress PLC (a)	140,590	12,848,520
eBay, Inc.	634,308	35,844,745
Farfetch Ltd. - Class A (a)	330,707	20,252,497
HelloFresh SE (a)	196,730	16,664,143
IAC/InterActiveCorp (a)	231,312	48,563,954
iQIYI, Inc. - ADR (a) (b)	441,005	9,635,959
JD.com, Inc. - ADR (a)	129,604	11,494,579
Lands' End, Inc. (a)	1,816,224	50,145,945
Netflix, Inc. (a)	60,945	32,446,508
Ocado Group PLC (a)	348,330	13,253,578
Overstock.com, Inc. (a) (b)	506,773	39,325,585
Peloton Interactive, Inc. - Class A (a)	255,337	37,312,396
PetMed Express, Inc. (b)	993,784	37,962,549
Qurate Retail, Inc. - Class A	5,053,556	63,674,806
Revolve Group, Inc. (a)	1,690,167	62,806,606
Shutterstock, Inc.	447,742	29,098,753
Spotify Technology SA (a)	48,435	15,257,025
Stamps.com, Inc. (a)	129,605	29,590,118
Stitch Fix, Inc. - Class A (a)	875,470	83,554,857
Vipshop Holdings Ltd. - ADR (a)	545,376	14,954,210
Vroom, Inc. (a)	742,588	27,349,516
Wayfair, Inc. - Class A (a)	112,116	30,531,429
Zalando SE (a) (c)	112,265	12,904,555
zooplus AG (a)	69,607	16,134,045
ZOZO, Inc.	445,100	12,463,395
		994,207,719
Travel - 8.9%
Booking Holdings, Inc. (a)	17,669	34,354,367
Expedia Group, Inc.	307,620	38,175,642
MakeMyTrip Ltd. (a)	580,800	16,570,224
Trip.com Group Ltd. - ADR (a)	379,566	12,081,586
TripAdvisor, Inc. (a)	1,536,282	47,578,653
		148,760,472
Total Common Stocks (Cost $1,113,087,450)		1,662,569,266

MONEY MARKET FUNDS - 0.2%
STIT-Government & Agency Portfolio - Institutional Class - 0.03% (d)	2,581,778	2,581,778
Total Money Market Funds (Cost $2,581,778)		2,581,778

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 7.5%
First American Government Obligations Fund - Class X - 0.04% (d)	125,325,481	125,325,481
Total Investments Purchased with Proceeds from Securities Lending (Cost $125,325,481)		125,325,481
Total Investments - 107.6%
(Cost $1,240,994,709)		$1,790,476,525

Percentages are based on Net Assets of $1,664,624,158.
ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of January 31. 2021. Total value of securities out on loan is $119,125,769 or 7.2% of net assets.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At January 31, 2020 the value of these securities amounted to $38,449,711 or 2.3% of net assets.

(d)	Seven-day yield as of January 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended January 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of January 31, 2021:

Category
Investments in Securities
Assets
Level 1
Common Stocks	$1,662,569,266
Money Market Funds	2,581,778
Investments Purchased with Proceeds from Securities Lending	125,325,481
Total Level 1	1,790,476,525
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$1,790,476,525

See the Schedules of Investments for further disaggregation of investment categories.

For the period ended January 31, 2021, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of January 31, 2021, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.